Schedule of information on leases (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases
Amortization of right-of use assets	$ 23,349	$ 23,349
Interest on lease liabilities	$ 7,083	$ 12,843